Recent Accounting Pronouncements	6 Months Ended
Jul. 13, 2013
Recent Accounting Pronouncements

2. RECENT ACCOUNTING PRONOUNCEMENTS

There are no recent accounting pronouncements that have had or are expected to have a material impact on the Company’s condensed consolidated financial statements as of the date of this report.